EMPLOYEE BENEFITS (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 215,000	$ 209,000	$ 281,000	$ 189,000